Accounts Receivable, Net and Accounts Receivable-Related Parties, Net (Details) - Schedule of Allowance for Credit Losses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Credit Losses [Abstract]
Balance, beginning of the year	$ 29,421	$ 19,221	$ 16,656
Provision for credit losses	(22,782)	11,642	2,168
Write-off uncollectable accounts receivable
Translation adjustment	(231)	(1,442)	397
Balance, end of the year	$ 6,408	$ 29,421	$ 19,221